Document And Entity Information	Aug. 20, 2024
Document Information [Line Items]
Entity, Registrant Name	TUCOWS INC.
Document, Type	8-K
Document, Period End Date	Aug. 20, 2024
Entity, Incorporation, State or Country Code	PA
Entity, File Number	0-28284
Entity, Tax Identification Number	23-2707366
Entity, Address, Address Line One	96 Mowat Avenue
Entity, Address, City or Town	Toronto
Entity, Address, State or Province	ON
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	M6K 3M1
City Area Code	416
Local Phone Number	535-0123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TCX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000909494